Risk management_Cash flows of non-trading interest bearing assets and liabilities by repricing date (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	₩ 316,894,742	₩ 328,925,492
Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	274,724,127
Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		297,775,378
Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	666,708
Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	17,540,386
AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		13,866,019
Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	23,963,521
HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		17,284,095
Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	296,638,608	279,659,987
Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	249,490,271	234,879,069
Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	16,434,161	14,961,062
Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	30,714,176	29,819,856
Within 3 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	165,294,907	166,090,779
Within 3 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	159,894,065
Within 3 months | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		161,653,892
Within 3 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	371,984
Within 3 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,579,442
Within 3 months | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,150,708
Within 3 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,449,416
Within 3 months | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,286,179
Within 3 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	112,358,512	118,636,715
Within 3 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	100,232,916	106,815,564
Within 3 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	9,971,680	9,865,249
Within 3 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,153,916	1,955,902
4 to 6 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	49,446,107	46,333,100
4 to 6 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	45,387,214
4 to 6 months | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		41,671,530
4 to 6 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	32,278
4 to 6 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,775,435
4 to 6 months | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,500,103
4 to 6 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,251,180
4 to 6 months | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,161,467
4 to 6 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	48,548,289	41,259,186
4 to 6 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	44,207,416	37,750,367
4 to 6 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	1,924,390	1,056,579
4 to 6 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,416,483	2,452,240
7 to 9 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	12,125,662	11,064,295
7 to 9 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	8,878,060
7 to 9 months | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		7,614,159
7 to 9 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	24,951
7 to 9 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,486,953
7 to 9 months | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,016,711
7 to 9 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,735,698
7 to 9 months | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		1,433,425
7 to 9 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	32,291,425	26,549,085
7 to 9 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	29,419,951	25,117,556
7 to 9 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	670,404	412,966
7 to 9 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,201,070	1,018,563
10 to 12 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	14,139,239	10,466,965
10 to 12 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	9,903,959
10 to 12 months | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		6,411,841
10 to 12 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	64,838
10 to 12 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,223,494
10 to 12 months | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		2,367,762
10 to 12 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,946,948
10 to 12 months | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		1,687,362
10 to 12 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	38,530,054	29,775,736
10 to 12 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	35,427,657	27,585,458
10 to 12 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	518,167	437,431
10 to 12 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,584,230	1,752,847
1 to 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	71,071,921	67,749,792
1 to 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	46,459,450
1 to 5 years | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		54,150,998
1 to 5 years | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	145,121
1 to 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	9,289,742
1 to 5 years | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		4,229,000
1 to 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	15,177,608
1 to 5 years | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		9,369,794
1 to 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	61,808,611	59,998,426
1 to 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	40,130,055	37,518,878
1 to 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,723,156	2,709,010
1 to 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	18,955,400	19,770,538
Over 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	4,816,906	27,220,561
Over 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	4,201,379
Over 5 years | Loans and receivables
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		26,272,958
Over 5 years | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	27,536
Over 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	185,320
Over 5 years | AFS financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		601,735
Over 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	402,671
Over 5 years | HTM financial assets
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets		345,868
Over 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,101,717	3,440,839
Over 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	72,276	91,246
Over 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	626,364	479,827
Over 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	₩ 2,403,077	₩ 2,869,766